SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Warrant liability	$ 104,313
Embedded conversion option liabilities	50,273	$ 403,892	$ 133,886
Total	154,586	403,892	133,886
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liability
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liability
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liability	104,313
Embedded conversion option liabilities	50,273	403,892	133,886
Total	$ 154,586	$ 403,892	$ 133,886